Common shares (Tables)	12 Months Ended
Dec. 31, 2024
Shareholders' equity
Common Shares
	For the years ended December 31,
	2024		2023
	# of shares	$ amount	# of shares	$ amount
As at the beginning of the year	78,025,237	98,179,271	68,949,109	96,423,648
Private placement, net of issuance costs	-	-	8,510,000	1,622,057
Employee Share Purchase Plan (Note 17)	469,947	83,239	309,509	66,755
Restricted Stock Units (Note 17)	-	-	256,619	66,811
As at the end of the year	78,495,184	98,262,510	78,025,237	98,179,271
	For the year ended December 31,
	2022
	# of shares	$ amount
As at the beginning of the year	65,250,710	$95,779,352
Rights offering, net of issuance costs	2,149,180	216,062
Private placement, net of issuance costs	1,148,282	216,182
Employee Share Purchase Plan (Note 17)	188,633	89,127
Restricted Stock Units	212,304	122,925
As at the end of the year	68,949,109	96,423,648